Business Combination	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about business combination [abstract]
Business Combination

43. Business Combination

Travel.Co.In Limited (“TCIL”)

On February 8, 2019, Yatra Online, Inc. (the “Company”), through its subsidiary, Yatra Online Private Limited (“Yatra India”) acquired all of the outstanding shares of Travel.Co.In Limited (“TCIL”) pursuant to a Share Purchase Agreement by and among Yatra Online Private Limited, TCIL and the sellers party thereto (the “Share Purchase Agreement”). Pursuant to the terms of the Share Purchase Agreement, the Company has acquired all the outstanding shares of TCIL in exchange for an upfront payment of INR 58,276.

This acquisition has further strengthened the Company’s position in the large and growing corporate travel market in southern India region along with adding over 100 corporate clients to its existing client base. Yatra became the largest corporate travel services platform in India by Gross Bookings. This acquisition allowed in delivering best-in-class experiences to an even wider set of travelers, through the Company web and mobile app platforms and enhancing its reach to cross-sell its entire product suite, including hotels, to this customer base.

The operations of TCIL have been consolidated in the financial statements of the Group from February 1, 2019. TCIL contributed net revenue of INR 7,231 and loss of INR 1,549 to the Group’s result for the year ended March 31, 2019.

Acquisition-related costs

The Group incurred acquisition related costs of INR 6,142 relating to external legal fees and due diligence cost. These amounts have been included in other operating expenses in the consolidated statement of profit or loss and other comprehensive loss for the year ended March 31, 2019.

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

Purchase consideration

Purchase consideration has been fair valued at INR 58,276 as at February 1, 2019 and get paid on February 8, 2019.

The purchase price of INR 58,276 as on the date of acquisition had been allocated to the acquired assets and liabilities as follows:

Net working capital (including cash)	(1,240)
Tangible assets	260
Customer base and relationships	5,654
Non-compete agreements	2,110
Goodwill	53,913
Deferred tax liability	(2,421)
Total purchase consideration	58,276

Analysis of cash flows on acquisition:

Net cash acquired with the subsidiary	4,828
Cash paid	(58,276)
Net cash flow on acquisition	(53,448)

The table below shows the values and lives of intangibles recognised on acquisition:-

	Life (years)
Customer base and relationships	4	5,654
Non-compete agreements	5	2,110
Total Intangibles		7,764

Gross carrying amount	Goodwill
At April 1, 2018	961,186
Acquisition of a subsidiary - Travel.Co.In Limited (“TCIL”)	53,913
At March 31, 2019	1,015,099

The goodwill recognised is primarily attributed to the expected synergies and other benefits from combining the assets and activities of TCIL with those of the Group. The goodwill is not deductible for income tax purposes.

Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited)

On July 20, 2017, Yatra India agreed to acquire all of the outstanding shares of Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited) (“ATB”) pursuant to a Share Purchase Agreement by and among Yatra India, ATB and the sellers party thereto (the “Share Purchase Agreement”).

Pursuant to the terms of the Share Purchase Agreement, we: (a) acquired a majority of the outstanding shares of ATB on August 4, 2017 in exchange for a payment of approximately INR 510 million and (b) agreed to acquire the balance of the outstanding shares of ATB in exchange for a final payment (the “Final Payment”) to be made at a second closing (the “Second Closing). To date the Second Closing has not occurred, as Yatra India and the Sellers have not yet agreed on the computation for the Final Payment.

This acquisition significantly strengthens the Company’s position in the large and growing corporate travel market in India. As a combined entity, Yatra became the largest corporate travel services platform in India by Gross Bookings. Through this acquisition, the Company had delivered best-in-class experiences to an even wider set of corporate clients and their employees, through the Company web and mobile app platforms and enhancing its reach to cross-sell its entire product suite, including hotels, to this customer base.

The operations of ATB have been consolidated in the financial statements of the Group from July 31, 2017. ATB contributed net revenue of INR 560,968 and profit of INR 7,586 to the Group’s result for the year ended March 31, 2018.

Acquisition-related costs

The Group incurred acquisition related costs of INR 5,943 relating to external legal fees and due diligence cost. These amounts have been included in other operating expenses in the consolidated statement of profit or loss and other comprehensive loss for the year ended March 31, 2018.

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

Purchase consideration

Purchase consideration had been fair valued at INR 1,120,510 as at July 31, 2017 out of which INR 509,999 had been paid and balance had been shown under other current financial liabilities.

The purchase price of INR 1,120,510 as on the date of acquisition had been allocated to the acquired assets and liabilities as follows:

Net working capital (including cash)	1,245,235
Tangible assets	71,016
Long term liabilities	(695,088)
Customer base and relationships	134,681
Non-compete agreements	16,861
Goodwill	400,254
Deferred tax liability	(52,449)
Total purchase consideration	1,120,510

The net assets recognized on July 31, 2017, were based on the provisional assessment of the Performance Linked Bonus (“PLB”), trade payables and trade receivables. Based on the revised assessment of the PLB income, trade payables and trade receivables, there was an increase in the net assets of INR 92,734 and there was also a corresponding decrease of goodwill of INR 92,734, resulting in INR 307,520 of total goodwill arising on the acquisition.

After taking the impact of the above adjustment on the date of the acquisition, the fair value of the trade receivables was INR 1,425,036. The gross amount of trade receivables was INR 1,442,300. The difference between the fair value and the gross amount is the result of an adjustment for counterparty credit risk. At March 31, 2018, INR 18,141 of the trade receivables has been impaired.

Gross carrying amount
Goodwill
At April 1, 2017	653,666
Acquisition of a subsidiary-Air Travel Bureau Limited (“ATB”)	307,520
At March 31, 2018	961,186

Analysis of cash flows on acquisition:

Net cash acquired with the subsidiary	156,543
Cash paid	(510,000)
Net cash flow on acquisition	(353,457)

The table below shows the values and lives of intangibles recognised on acquisition:-

	Life (years)
Customer base and relationships	15	134,682
Non-compete agreements	3.5	16,861
Total Intangibles		151,543

The goodwill recognised is primarily attributed to the expected synergies and other benefits from combining the assets and activities of ATB with those of the Group. The goodwill is not deductible for income tax purposes.

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

Contingent consideration

As part of the share purchase agreement with the previous owner of ATB, a contingent consideration is to be paid based on certain performance conditions of the acquired business. As at the acquisition date, the fair value of the contingent consideration was estimated to be INR 1,120,510.

During the year ended March 31, 2019, it was estimated that the performance condition will be achieved due to change in business conditions and better cash flow management. The fair value of the contingent consideration determined during the year ended March 31, 2019 reflects this development, amongst other factors and a remeasurement charge has been recognised through profit or loss.

A reconciliation of fair value measurement of the contingent consideration liability is provided below:

As at March 31, 2018	904,727
Unrealised fair value changes recognised in profit or loss	485,282
Advance paid*	200,000
As at March 31, 2019	1,190,009
Unrealised fair value changes recognised in profit or loss	(390,009)
As at March 31, 2020	800,000
Final payment*	800,000
As at March 31, 2021	-

*	On October 14, 2019, Yatra India and ATB entered into a Settlement and Amendment Agreement, or Settlement Agreement, with Mr. Sunil Narain, or Mr. Narain, and ATB Finance and Investment Private Limited, or ATB Finance and, together with Mr. Narain, the Sellers, pursuant to which Yatra India, ATB and the Sellers, or collectively, the Parties, have agreed, subject to the conditions set forth in the Settlement Agreement, to settle any and all disputes and claims arising from or relating to the ATB Share Purchase Agreement and also to amend certain terms of the ATB Share Purchase Agreement.

Pursuant to the Settlement Agreement, in October 2019, the Parties filed a joint application for disposal, in terms of the Settlement Agreement, of the arbitration proceedings that had previously been initiated by Yatra India against Mr. Narain and a related appeal previously filed by Mr. Narain with the High Court of Delhi. In October, 2019, the arbitration proceedings terminated and a consent award was passed by the arbitrator. Also in October, 2019 the related appeal was disposed of by the High Court of Delhi, in terms of the Settlement Agreement. In addition, pursuant to the Settlement Agreement, in October 2019, the Parties filed a joint petition with the High Court of Delhi to quash a First Information Report and all proceedings arising therefrom, which the High Court granted in December 2019, subject to certain costs imposed on Yatra India, however, following an appeal filed by Yatra India, the Supreme Court of India, issued an order in February, 2020, in which it, inter alia, reversed the cost. Finally, pursuant to the Settlement Agreement, each Party appointed an accounting firm to proceed with the calculation of the final purchase price adjustments necessary to determine the amount of a final payment to be made by Yatra India to Sellers under the ATB Share Purchase Agreement, as amended, and that process was concluded on July 29, 2020.

The amount of the final payment to be paid by Yatra India to Sellers under the ATB share purchase agreement has been determined to be INR 800 million, which is INR 390 million lower as against the earnout contingency provision of INR 1,190 million per our last balance sheet.